Note 10 - Quantitative Information about Level 3 Fair Value Measurements (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value, Inputs, Level 3 [Member] | Discounted Cash Flow [Member]
Other investment	$ 8,421,453	$ 7,396,738
Value	19.00%	19.00%
Other investment	$ 8,421,453	$ 7,396,738